Note 25 - Share-based Payments - Outstanding Options (Details) Pure in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Options outstanding at January 1	127,265	141,736	141,328
Options issued during the period	0	22	24,593
Options exercised during the period	(5,247)	(5,730)	(7,849)
Options forfeited during the period	(8,258)	(8,763)	(16,336)
Options outstanding at the end of the year	113,760	127,265	141,736